                                      LOGO

                                   PROSPECTUS

                               MONEY MARKET FUNDS

                            Prime Money Market Fund
                        U.S. Treasury Money Market Fund

                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES
                                  TRUST SHARES

                                JANUARY 30, 2002

                                   QUESTIONS?

                              Call 1-800-228-1872
                       or your investment representative

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

         BB&T FUNDS                                   TABLE OF CONTENTS

                                                      RISK/RETURN SUMMARY AND FUND EXPENSES

                                            [ICON]
Carefully review this important                           3  Overview
section, which summarizes each                            5  Prime Money Market Fund
Fund's investments, risks, past                           9  U.S. Treasury Money Market Fund
performance, and fees.

                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                            [ICON]
Review this section for                                  12  Money Market Funds
information on investment                                12  Investment Practices
strategies and their risks.

                                                      FUND MANAGEMENT

                                            [ICON]
Review this section for details on                       16  The Investment Adviser
the people and organizations who                         16  The Investment Sub-Adviser
oversee the Funds.                                       16  The Distributor and Administrator

                                                      SHAREHOLDER INFORMATION

                                            [ICON]
Review this section for details on                       17  Choosing a Share Class
how shares are valued, how to                            18  Pricing of Fund Shares
purchase, sell and exchange                              19  Purchasing and Adding to Your Shares
shares, related charges and                              22  Selling Your Shares
payments of dividends and                                24  General Policies on Selling Shares
distributions.                                           25  Distribution Arrangements/Sales Charges
                                                         26  Distribution and Service (12b-1) Fees
                                                         27  Exchanging Your Shares
                                                         28  Dividends, Distributions and Taxes
                                                         29  Financial Highlights

                                                      BACK COVER

                                            [ICON]
                                                             Where to learn more about this Fund

 [LOGO]

 RISK/RETURN SUMMARY AND FUND EXPENSES                  OVERVIEW


    THE FUNDS                             BB&T Funds is a mutual fund family that offers different
                                          classes of shares in separate investment portfolios
                                          ("Funds"). The Funds have individual investment goals and
                                          strategies. This prospectus gives you important information about the Class A Shares, the Class B Shares, the Class C
                                          Shares, and the Trust Shares of the Money Market Funds that you should know before investing. Please read this
                                          prospectus and keep it for future reference.
                                          Each of the Funds in this prospectus is a mutual fund. A
                                          mutual fund pools shareholders' money and, using
                                          professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds,
                                          you should know a few general basics about investing in
                                          mutual funds.
                                          The value of your investment in a Fund is based on the
                                          market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect
                                          securities markets generally, as well as those that affect particular companies or government units. These price
                                          movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.
                                          LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                                          INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A
                                          DEPOSIT OR AN OBLIGATION OF BRANCH BANKING AND TRUST
                                          COMPANY, BB&T CORPORATION, THEIR AFFILIATES, OR ANY BANK. IT
                                          IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.
                                          Each Fund has its own investment goal and strategies for
                                          reaching that goal. However, it cannot be guaranteed that a
                                          Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.
                                          The portfolio manager invests each Fund's assets in a way
                                          that the manager believes will help the Fund achieve its
                                          goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW


                          MONEY MARKET FUNDS

                                          These Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt
                                          securities. The Funds seek to maintain a stable price of
                                          $1.00 per share.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - seeking preservation of capital
                                          - investing short-term reserves
                                          - willing to accept lower potential returns in exchange for a higher degree of safety
                                          These Funds may not be appropriate if you are:
                                          - seeking high total return
                                          - pursuing a long-term goal or investing for retirement

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks to provide as high a level of current
                                          interest income as is consistent with maintaining liquidity and stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests only in U.S.
                                          dollar-denominated, "high-quality" short-term debt
                                          securities, including the following:
                                          - Obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign
                                            branches of such banks);
                                          - "High quality" commercial paper and other obligations
                                          issued or guaranteed by U.S. and foreign corporations and
                                            other issuers;
                                          - Asset-backed securities;
                                          - Securities issued or guaranteed as to principal and
                                          interest by the U.S. Government or by its agencies or
                                            instrumentalities and related custodial receipts;
                                          - Securities issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities;
                                          - Guaranteed investment contracts issued by highly-rated
                                          U.S. insurance companies;
                                          - Securities issued or guaranteed by state or local
                                            government bodies; and
                                          - Repurchase agreements relating to the above instruments.
                                          "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs (for example,
                                          commercial paper rated "A-1" or "A-2" by Standard & Poor's
                                          Corporation and "P-1" or "P-2" by Moody's Investors Service,
                                          Inc.); or (ii) are single rated and have received one of the two highest short-term ratings by an NRSRO; or (iii) if
                                          unrated, are determined by the Sub-Adviser to be of
                                          comparable quality.
                                          When selecting securities for the Fund's portfolio, the
                                          manager first considers safety of principal and the quality of an investment. The manager then focuses on generating a high-level of income. The manager generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and which the manager believes to be the best relative values.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          For a more complete description of the securities in which the Fund may invest, please see Additional Investment
                                          Strategies and Risks on page 12 or consult the Statement of
                                          Additional Information ("SAI").

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Interest rate risk is
                                          generally high for longer-term debt securities and low for shorter-term debt securities.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND


   RISK/RETURN SUMMARY
   CONTINUED

                                          For more information about these risks, please see
                                          Additional Investment Strategies and Risks on page 12.

                                          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION
                                          OF BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR
                                          AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                          GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
                                          VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO
                                          LOSE MONEY BY INVESTING IN THE FUND.

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1998                                                                             5.14%
99                                                                               4.75%
2000                                                                                6%
01                                                                                3.8%

                                      The performance information shown above is based on a calendar year.

                                              Best
                                          quarter:  1.56%          12/31/00
                                              Worst
                                          quarter:  1.11%           6/30/99

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)
   The chart and table on this page
   show how the Prime Money Market
   Fund has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it shows the Fund's performance
   over time. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.
   The returns for Class A Shares and
   Class B Shares will differ from
   the Trust Share returns shown in
   the bar chart because of
   differences in expenses of each
   class. The table assumes that
   Class B shareholders redeem all of
   their fund shares at the end of
   the period indicated. Class C
   Shares were not offered prior to
   the date of this prospectus.

                                                                          1 YEAR     SINCE INCEPTION(2)
 CLASS A SHARES                                                                        (10/1/97)
   PRIME MONEY MARKET FUND                                                 3.38%         4.60%
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)
   PRIME MONEY MARKET FUND                                                -1.23%         3.64%
 TRUST SHARES
   PRIME MONEY MARKET FUND                                                 3.80%         4.94%

(1) Both charts assume reinvestment of dividends and distributions.
(2) Class B Shares were not in existence prior to September 2, 1998. Performance for periods prior to September 2, 1998, is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

As of December 31, 2001, the Fund's 7-day yield for Class A Shares, Class B Shares, and Trust Shares was 1.35%, 0.75%, and 1.75%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 1.12%, 0.62%, and 1.62%, respectively, for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                None      None      None     None
                                                     ---------------------------------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)     None    5.00%(2)  1.00%(3)   None
                                                     ---------------------------------------------------------------------------

                                                     Redemption Fee(4)                          0%        0%        0%       0%
                                                     ANNUAL FUND OPERATING EXPENSES (FEES   CLASS A   CLASS B   CLASS C   TRUST
                                                     PAID FROM FUND ASSETS)                 SHARES    SHARES    SHARES    SHARES

                                                     Management Fee(5)                       0.40%     0.40%     0.40%    0.40%
                                                     ---------------------------------------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(5)                                  0.50%     1.00%     1.00%    0.00%
                                                     ---------------------------------------------------------------------------

                                                     Other Expenses(5)                       0.34%     0.34%    0.34%(6)  0.34%
                                                     ---------------------------------------------------------------------------

                                                     Total Fund Operating Expenses(5)        1.24%     1.74%     1.74%    0.74%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (3) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (4) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (5) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.32%. Additionally, distribution and service (12b-1) fees for Class A are expected to be limited to 0.40% and other expenses are expected to be limited to 0.29% for each class. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 1.01%; Class B Shares, 1.61%; Class C Shares, 1.61%; and Trust Shares, 0.61%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                   (6) Other expenses for Class C Shares are based on estimated amounts for the current fiscal year.

   As an investor in the Prime
   Money Market Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

   ------------------------------
   CONTINGENT DEFERRED SALES
   CHARGE

   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.
   ------------------------------
                                               EXPENSE EXAMPLE

                                                     PRIME MONEY MARKET          1       3       5        10
                                                     FUND                       YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES             $126   $393    $  681   $1,500
                                                     ---------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption        $677   $848    $1,144   $1,920
                                                     Assuming No Redemption     $177   $548    $  944   $1,920
                                                     ---------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption        $277   $548    $  944   $2,053
                                                     Assuming No Redemption     $177   $548    $  944   $2,053
                                                     ---------------------------------------------------------
                                                     TRUST SHARES               $ 76   $237    $  411   $  918

   Use the table at right to
   compare fees and expenses with
   those of other funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

    - $10,000 investment
    - 5% annual return
    - redemption at the end of
      each period
    - no changes in the Fund's
      operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND


                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term United
                                          States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to
                                          repurchase agreements.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests exclusively in
                                          short-term U.S. dollar-denominated obligations issued by the
                                          U.S. Treasury ("U.S. Treasury Securities"), and repurchase agreements collateralized by U.S. Treasury Securities.
                                          Obligations purchased by the Fund are limited to U.S.
                                          dollar-denominated obligations which the Board of Trustees has determined present minimal credit risks.
                                          In managing the Fund, the portfolio manager focuses on
                                          generating a high-level of income. The manager generally
                                          evaluates investments based on interest rate sensitivity
                                          selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager
                                          believes to be the best relative values. Generally, the
                                          portfolio manager buys and holds securities until their
                                          maturity.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          For a more complete description of the securities in which the Fund may invest, please see Additional Investment
                                          Strategies and Risks on page 12 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risk:
                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for
                                          shorter-term debt securities.
                                          For more information about this risk, please see Additional
                                          Investment Strategies and Risks on page 12.
                                          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION
                                          OF BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR
                                          AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                          GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
                                          VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO
                                          LOSE MONEY BY INVESTING IN THE FUND.

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1993                                                                             2.71%
94                                                                               3.49
95                                                                               5.2
96                                                                               4.65
97                                                                               4.79
98                                                                               4.85
99                                                                               4.41
2000                                                                             5.66
01                                                                               3.54

                                      The performance information shown above is based on a calendar year.

                                              Best
                                          quarter:  1.48%          12/31/00
                                              Worst
                                          quarter:  0.62%           3/31/94

   The chart and table on this page
   show how the U.S. Treasury Money
   Market Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by showing
   changes in the Fund's yearly
   performance to demonstrate that
   the Fund's value varied at
   different times. The table below
   it shows the Fund's performance
   over time. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.
   The returns for Class A Shares and
   Class B Shares will differ from
   the Trust Share returns shown in
   the bar chart because of
   differences in expenses of each
   class. The table assumes that
   Class B shareholders redeem all of
   their fund shares at the end of
   the period indicated. Class C
   Shares were not offered prior to
   the date of this prospectus.

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2001)(1)

                                                                          1 YEAR     5 YEARS(2)    SINCE INCEPTION(2)
 CLASS A SHARES                                                                                       10/5/92
   U.S. TREASURY MONEY MARKET FUND                                         3.16%        4.35%          4.06%
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)
   U.S. TREASURY MONEY MARKET FUND                                        -2.48%        3.26%          3.56%
 TRUST SHARES
   U.S. TREASURY MONEY MARKET FUND                                         3.54%        4.65%          4.32%

(1) Both charts assume reinvestment of dividends and distributions.
(2) Class B Shares were not in existence prior to January 1, 1996. Performance for periods prior to January 1, 1996 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

As of December 31, 2001, the Fund's 7-day yield for Class A Shares, Class B Shares, and Trust Shares was 1.10%, 0.45%, and 1.46% respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 0.86%, 0.35%, and 1.36%, respectively for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND




                                               FEES AND EXPENSES

                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C   TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES    SHARES
                                                     Maximum Sales Charge (load)
                                                     on Purchases                             None      None      None     None

                                                     ---------------------------------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)     None    5.00%(2)  1.00%(3)   None

                                                     ---------------------------------------------------------------------------

                                                     Redemption Fee(4)                          0%        0%        0%       0%

                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C   TRUST
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES    SHARES

                                                     Management Fee(5)                       0.40%     0.40%     0.40%    0.40%

                                                     ---------------------------------------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(5)                                  0.50%     1.00%     1.00%    0.00%

                                                     ---------------------------------------------------------------------------

                                                     Other Expenses                          0.33%     0.33%    0.33%(6)  0.33%

                                                     ---------------------------------------------------------------------------

                                                     Total Fund Operating Expenses(5)        1.23%     1.73%     1.73%    0.73%

                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary in year seven from:
                                   5%, 4%, 3%, 3%, 2%, 1%.

                                   (3) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (4) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (5) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.30%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.40%. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 1.03%; Class B Shares, 1.63%; Class C Shares, 1.63%, and Trust Shares, 0.63%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                   (6) Other expenses for Class C Shares are based on estimated amounts for the current fiscal year.

   As an investor in the U.S.
   Treasury Money Market Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

   ------------------------------
   CONTINGENT DEFERRED SALES
   CHARGE

   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

   ------------------------------
                                               EXPENSE EXAMPLE

                                                        U.S. TREASURY MONEY      1       3       5        10
                                                            MARKET FUND         YEAR   YEARS   YEARS    YEARS

                                                     CLASS A SHARES             $125   $390    $ 676    $1,489
                                                     ---------------------------------------------------------
                                                     CLASS B SHARES

                                                     Assuming Redemption        $676   $845    $1,139   $1,909

                                                     Assuming No Redemption     $176   $545    $ 939    $1,909
                                                     ---------------------------------------------------------
                                                     CLASS C SHARES

                                                     Assuming Redemption        $276   $545    $ 939    $2,041

                                                     Assuming No Redemption     $176   $545    $ 939    $2,041
                                                     ---------------------------------------------------------

                                                     TRUST SHARES               $75    $233    $ 406    $  906

   Use the table at right to
   compare fees and expenses with
   those of other funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

    - $10,000 investment

    - 5% annual return

    - redemption at the end of
      each period

    - no changes in the fund's
      operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

 [ICON]

 ADDITIONAL INVESTMENT STRATEGIES AND RISKS



   MONEY MARKET FUNDS
   PRIME MONEY MARKET FUND -- The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker's acceptances. As a matter of non-fundamental policy, instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit.

   The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.

   The Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

   INVESTMENT PRACTICES

   The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the SAI for additional details regarding these and other permissible investments.

                             FUND NAME                                FUND CODE
                             ---------                                ---------
    PRIME MONEY MARKET FUND                                               1
    U.S. TREASURY MONEY MARKET FUND                                       2

                             INSTRUMENT                               FUND CODE        RISK TYPE
                             ----------                               ---------        ---------
    ASSET-BACKED SECURITIES: Securities secured by company                1            Pre-payment
    receivables, home equity loans, truck and auto loans,                              Market
    leases, credit card receivables and other securities backed                        Credit
    by other types of receivables or other assets.                                     Interest Rate
                                                                                       Regulatory
                                                                                       Liquidity
                                                                                       Estimated Maturity
    BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn          1            Credit
    on and accepted by a commercial bank. Maturities are                               Liquidity
    generally six months or less.                                                      Market
                                                                                       Interest Rate
    BONDS: Interest-bearing or discounted government or                   1            Market
    corporate securities that obligate the issuer to pay the                           Credit
    bondholder a specified sum of money, usually at specific                           Interest Rate
    intervals, and to repay the principal amount of the loan at maturity.
    CERTIFICATES OF DEPOSIT: Negotiable instruments with a                1            Market
    stated maturity.                                                                   Credit
                                                                                       Liquidity
                                                                                       Interest Rate

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               FUND CODE        RISK TYPE
                             ----------                               ---------        ---------
    COMMERCIAL PAPER: Secured and unsecured short-term                    1            Credit
    promissory notes issued by corporations and other entities.                        Liquidity
    Maturities generally vary from a few days to nine months.                          Market
                                                                                       Interest Rate
    FOREIGN SECURITIES: Stocks issued by foreign companies, as            1            Market
    well as commercial paper of foreign issuers and obligations                        Political
    of foreign banks, overseas branches of U.S. banks and                              Liquidity
    supranational entities.                                                            Foreign Investment
    INVESTMENT COMPANY SECURITIES: Shares of investment                   1            Market
    companies. Each Fund, other than the U.S. Treasury Fund may invest up to 5% of its total assets in the shares of any one registered investment company, but may not own more than 3%
    of the securities of any one registered investment company or invest more than 10% of its total assets in the
    securities of other registered investment companies. These registered investment companies may include money market
    funds of BB&T Funds and shares of other registered
    investment companies for which the Adviser to a Fund or any of their affiliates serves as investment adviser,
    administrator or distributor. The Prime Money Market Fund
    may only invest in shares of other investment companies with similar objectives.
    MORTGAGE-BACKED SECURITIES: Debt obligations secured by real          1            Pre-payment
    estate loans and pools of loans. These include                                     Market
    collateralized mortgage obligations and real estate mortgage                       Credit
    investment conduits.                                                               Regulatory
                                                                                       Estimated Maturity
    MUNICIPAL SECURITIES: Securities issued by a state or                 1            Market
    political subdivision to obtain funds for various public                           Credit
    purposes. Municipal securities include industrial                                  Political
    development bonds and other private activity bonds, as well                        Tax
    as general obligation bonds, revenue bonds, tax anticipation                       Regulatory
    notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations,
    municipal leases, obligations of municipal housing
    authorities (single family revenue bonds), and obligations issued on behalf of sec. 501(c)(3) organizations.

    There are two general types of municipal bonds:
     General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited, to certificates of participation ("COPs"); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

    REPURCHASE AGREEMENTS: The purchase of a security and the           1, 2           Market
    simultaneous commitment to return the security to the seller                       Credit
    at an agreed upon price on an agreed upon date. This is
    treated as a loan.

    RESTRICTED SECURITIES: Securities not registered under the            1            Liquidity
    Securities Act of 1933, such as privately placed commercial                        Market
    paper and Rule 144A securities.

    SECURITIES LENDING: The lending of up to 33 1/3% of the             1, 2           Market
    Fund's total assets. In return the Fund will receive cash,                         Leverage
    other securities, and/or letters of credit.                                        Liquidity
                                                                                       Credit
    TIME DEPOSITS: Non-negotiable receipts issued by a bank in          1, 2           Liquidity
    exchange for the deposit of funds.                                                 Credit
                                                                                       Market

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               FUND CODE        RISK TYPE
                             ----------                               ---------        ---------
    SHORT-TERM OBLIGATIONS: High quality U.S. dollar-demoninated        1, 2           Market
    debt securities that have remaining maturities of one year                         Credit
    or less. These securities may include U.S. government
    obligations, domestic and foreign commercial paper
    (including variable-amount master demand notes), bankers'
    acceptances, certificates of deposit and demand and time
    deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. These investments are limited to those obligations which, at the time of
    purchase, (i) possess one of the two highest short-term
    ratings from at least two NRSRO (for example, commercial
    paper rated "A-1" or "A-2" by S&P and "P-1" or "P-2" by
    Moody's), or (ii) do not possess a rating (i.e., are
    unrated) but are determined by the Adviser or Sub-Adviser to be of comparable quality.
    U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by               1            Interest Rate
    agencies and instrumentalities of the U.S. government. These                       Credit
    include Ginnie Mae, Fannie Mae, and Freddie Mac.
    U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately          1, 2           Interest Rate
    traded registered interest and principal securities, and
    coupons under bank entry safekeeping.
    VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with              1            Credit
    interest rates which are reset daily, weekly, quarterly or                         Liquidity
    some other period and which may be payable to the Fund on                          Market
    demand.
    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or           1            Market
    contract to purchase securities at a fixed price for                               Leverage
    delivery at a future date. Under normal market conditions,                         Liquidity
    when-issued purchases and forward commitments will not                             Credit
    exceed 25% of the value of a Fund's total assets.

   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   ESTIMATED MATURITY RISK. The risk that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   INVESTMENT RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

       SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

   REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

   TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

 [ICON]

 FUND MANAGEMENT

   THE INVESTMENT ADVISER

   BB&T Asset Management, LLC ("BB&T Asset Management" or the "Adviser") is the adviser for the Funds. BB&T Asset Management is a wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T"). BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2001, BB&T Corporation had assets of approximately $70.9 billion. Through its subsidiaries, BB&T Corporation operates over 1,000 banking offices in Georgia, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.

   In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912. While BB&T Asset Management has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T Asset Management and its predecessors have managed common and collective investment funds for its fiduciary accounts for more than 18 years. BB&T Asset Management currently manages and administers assets of more than $15 billion.

   Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the Funds paid as follows during their fiscal year ended:

                                                                          PERCENTAGE OF
                                                                       AVERAGE NET ASSETS
                                                                       FOR THE FISCAL YEAR
                                                                         ENDED 09/30/01
                                                                       -------------------
    Prime Money Market Fund.....................................             0.31%
    U.S. Treasury Money Market Fund.............................             0.30%

   THE INVESTMENT SUB-ADVISER

   PRIME MONEY MARKET FUND. Federated Investment Management Company ("Federated IMC") serves as the Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T Asset Management. Under the Sub-Advisory Agreement, Federated IMC manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T Asset Management and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions.

   Federated IMC's address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
   Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 185 mutual funds and separate accounts, which totaled approximately $163.6 billion in assets as of September 30, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, L.P. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services, L.P. (the "Distributor"), also serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   The SAI has more detailed information about the Adviser and other service providers.

 [ICON]

 SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS
   Class A Shares, Class B Shares, Class C Shares, and Trust Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

   CLASS A SHARES

   - No sales charges.

   - Distribution and service fees of 0.50% of average daily net assets.

   - Offered By:
     Prime Money Market Fund
     U.S. Treasury Money Market Fund

   CLASS B SHARES

   - No front-end sales charge; all your money goes to work for you right away.

   - Distribution and service (12b-1) fees of 1.00% of average daily net assets.

   - A deferred sales charge, as described on page 25.

   - Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

   - Maximum investment for all Class B purchases: $250,000.

   - Offered By:
     Prime Money Market Fund
     U.S. Treasury Money Market Fund

   NOTE: Shareholders obtaining Class B Shares of a Money Market Fund upon an exchange of Class B Shares of any other Fund, will be requested to participate in the Auto Exchange Program in such a way that their Class B Shares have been withdrawn from the Money Market Fund within two years of purchase.

   CLASS C SHARES

   - No front-end sales charge; all your money goes to work for you right away.

   - Distribution and service (12b-1) fees of 1.00% of average daily net assets.

   - A deferred sales charge, as described on page 25.

   - Maximum investment for all Class C purchases:
     None

   - Offered by:
     Prime Money Market Fund
     U.S. Treasury Money Market Fund

   TRUST SHARES

   - No sales charges.

   - No distribution and service (12b-1) fees.

   - Available only to Branch Banking and Trust Company and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity.

   - Offered By:
     Prime Money Market Fund
     U.S. Treasury Money Market Fund

   For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

   Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

   Generally, expenses applicable to a Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

   SHAREHOLDER INFORMATION




   PRICING OF FUND SHARES
   ------------------------------
   HOW NAV IS CALCULATED

   The NAV is calculated by
   adding the total value of the
   Fund's investments and other
   assets, subtracting its
   liabilities and then dividing
   that figure by the number of
   outstanding shares of the
   Fund:

               NAV =
        Total Assets - Total
            Liabilities
   -------------------------------
          Number of Shares
            Outstanding

   NAV is calculated separately
   for each class of shares.
   ------------------------------

                                       MONEY MARKET FUNDS

                                       The per share net asset value ("NAV") of the Prime Money Market and U.S. Treasury Money Market Funds will be determined at 12:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the Exchange is open.

                                       Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

                                       Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES

                                                                                            MINIMUM INITIAL     MINIMUM
                                                                         ACCOUNT TYPE         INVESTMENT       SUBSEQUENT
                                                                   Class A, Class B, or
                                                                     Class C
                                                                   ------------------------------------------------------
                                                                   Regular                           $1,000            $0
                                                                   ------------------------------------------------------
                                                                   Automatic
                                                                   Investment Plan                      $25           $25

                                         All purchases must be in U.S. dollars.
                                         A fee will be charged for any checks
                                         that do not clear. Third-party checks
                                         are not accepted.



                                         A Fund may waive its minimum purchase
                                         requirement. The Distributor may reject
                                         a purchase order if it considers it in
                                         the best interest of the Fund and its
                                         shareholders.
   You may purchase Shares of
   the Funds through the
   Distributor or through banks,
   brokers and other investment
   representatives or
   institutions, which may
   charge additional fees and
   may require higher minimum
   investments or impose other
   limitations on buying and
   selling shares. If you
   purchase shares through an
   investment representative or
   institution, that party is
   responsible for transmitting
   orders by close of business
   and may have an earlier
   cut-off time for purchase and
   sale requests. Trust Shares
   may be purchased only through
   procedures established by the
   Distributor in connection
   with the requirements of
   fiduciary, advisory, agency,
   custodial and other similar
   accounts maintained by or on
   behalf of customers of Branch
   Banking and Trust company or
   one of its affiliates or
   other financial service
   providers approved by the
   Distributor. The parties are
   responsible for transmitting
   orders by close of business.
   Consult your investment
   representative or institution
   for specific information.

   -----------------------------------------------------------------------------

   AVOID TAX WITHHOLDING

   Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED
   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT -- CLASS A, CLASS B, AND CLASS C SHARES ONLY

   BY REGULAR MAIL

   If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.
   2. Make check, bank draft or money order payable to "BB&T Funds."
   3. Mail to: BB&T Funds
     P.O. Box 182533, Columbus, OH 43218-2533

   Subsequent:

   1. Use the investment slip attached to your account statement. Or, if unavailable,
   2. Include the following information on a piece of paper:
      - BB&T Funds/Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.
   3. Mail to: BB&T Funds
     P.O. Box 182533, Columbus, OH 43218-2533

   BY OVERNIGHT SERVICE

   See instructions 1-2 above for subsequent investments.
   4. Send to: BB&T Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

   ELECTRONIC PURCHASES

   Your bank must participate in the Automated Clearing House (ACH) and must be a U. S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-228-1872 to arrange a transfer from your bank account.

                                             ELECTRONIC VS. WIRE TRANSFER

                                             Wire transfers allow financial
                                             institutions to send funds to each
                                             other, almost instantaneously.
                                             With an electronic purchase or
                                             sale, the transaction is made
                                             through the Automated Clearing
                                             House (ACH) and may take up to
                                             eight days to clear. There is
                                             generally no fee for ACH
                                             transactions.

                                                           QUESTIONS?
                                                   Call 800-228-1872 or your
                                                   investment representative.
 20

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.
   For initial investment:

   Fax the completed application, along with a request for a confirmation number to 1-800-228-1872. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:

   Instruct your bank to wire transfer your investment to:

    Huntington National Bank
    Routing Number: ABA #044 000 024
    A/C 01899607383
    BB&T Funds

   Include:

    Your name and account number
    Your confirmation number

   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-228-1872 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK
   -------------------------------------

   YOU CAN ADD TO YOUR ACCOUNT BY USING
   THE CONVENIENT OPTIONS DESCRIBED
   BELOW. THE FUND RESERVES THE RIGHT TO
   CHANGE OR ELIMINATE THESE PRIVILEGES
   AT ANY TIME WITH 60 DAYS NOTICE.

   -------------------------------------
   AUTOMATIC INVESTMENT PLAN -- CLASS A,
   CLASS B AND CLASS C SHARES ONLY
   You can make automatic investments in
   the Funds from your bank account,
   through payroll deduction or from
   your federal employment, Social
   Security or other regular government
   checks. Automatic investments can be
   as little as $25, once you've
   invested the $25 minimum required to
   open the account.

   To invest regularly from your bank
   account:

     - Complete the Automatic Investment
       Plan portion on your Account
       Application or the supplemental
       sign-up form
     - Make sure you note:
       - Your bank name, address and
         account number
       - The amount you wish to invest
         automatically (minimum $25)
       - How often you want to invest
         (every month, 4 times a year,
         twice a year or once a year)
     - Attach a voided personal check.

   Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.
                                             DIRECTED DIVIDEND OPTION
                                             By selecting the appropriate box
                                             in the Account Application, you
                                             can elect to receive your
                                             distributions in cash (check) or
                                             have distributions (capital
                                             gains and dividends) reinvested
                                             in another BB&T Fund without a
                                             sales charge. You must maintain
                                             the minimum balance in each Fund
                                             into which you plan to reinvest
                                             dividends or the reinvestment
                                             will be suspended and your
                                             dividends paid to you. The Fund
                                             may modify or terminate this
                                             reinvestment option without
                                             notice. You can change or
                                             terminate your participation in
                                             the reinvestment option at any
                                             time.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Trust Shares than for Class A Shares, Class B Shares, and Class C Shares because Trust Shares have lower distribution expenses. Similarly, dividends are higher for Class A Shares than for Class B Shares and Class C Shares. Income dividends for the Money Market Funds are declared daily and paid monthly. Capital gains, if any, are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION




   SELLING YOUR SHARES
   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received
   by the Fund, its transfer
   agent, or your investment
   representative. Normally you
   will receive your proceeds
   within a week after your
   request is received. See
   section on "General Policies
   on Selling Shares" below.

                                  WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                  As a mutual fund shareholder, you are
                                  technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.



                                  CONTINGENT DEFERRED SALES CHARGE

   When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.



   INSTRUCTIONS FOR SELLING SHARES

   If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below)

   BY MAIL

     1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533.

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES -- REDEMPTIONS IN WRITING REQUIRED" BELOW)
     1. See instruction 1 above.
     2. Send to: BB&T Funds, Attn: T.A. Operations, 34335 Stelzer Road, Columbus, OH 43219.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.
   The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

   Call 1-800-228-1872 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call 1-800-228-1872 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   AUTO WITHDRAWAL PLAN -- CLASS A, CLASS B, AND CLASS C SHARES ONLY

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

     - Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

     - Include a voided personal check.

     - Your account must have a value of $5,000 or more to start withdrawals.

     - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   REDEMPTION BY CHECK WRITING -- CLASS A, CLASS B, AND CLASS C SHARES ONLY

   You may write checks in amounts of $100 or more on your account in the Prime Money Market Fund or U.S. Treasury Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance in the Fund of $1,000 and you may not close your Fund account by writing a check.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN WRITING REQUIRED

   You must request a redemption in writing if:

     - Redemption from an Individual Retirement Account ("IRA").

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or

     - The check is not being made payable to the owner(s) of the account; or

     - Your account address has changed within the last ten business days; or

     - The redemption proceeds are being transferred to another Fund account with different registration; or

     - The redemption proceeds are being wired to bank instructions currently not on your account.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST
   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND
   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS
   If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS
   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.

   SHAREHOLDER INFORMATION




   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CALCULATION OF SALES CHARGES
   CLASS A SHARES

   Class A Shares are sold at their public offering price. This price equals NAV. There is no sales charge on Class A Shares of the Money Market Funds.

                                                                            YEARS            CDSC AS A % OF
                                                                            SINCE             DOLLAR AMOUNT
                                                                          PURCHASE          SUBJECT TO CHARGE
                                                                             0-1                  5.00%
                                                                             1-2                  4.00%
                                                                             2-3                  3.00%
                                                                             3-4                  3.00%
                                                                             4-5                  2.00%
                                                                             5-6                  1.00%
                                                                         more than 6              None

   CLASS B SHARES
   Class B Shares are offered at
   NAV, without any up-front sales
   charge. Therefore, all the money
   you invest is used to purchase
   Fund shares. However, if you sell
   your Class B Shares of the Fund
   before the sixth anniversary, you
   will have to pay a contingent
   deferred sales charge ("CDSC") at
   the time of redemption. The CDSC
   will be based upon the lower of
   the NAV at the time of purchase
   or the NAV at the time of
   redemption according to the
   schedule below. There is no CDSC
   on reinvested dividends or
   distributions.

   If you sell some but not all of your Class B Shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).
   CONVERSION FEATURE -- CLASS B SHARES
    - Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.
    - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
    - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
    - If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
    - The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

   CLASS C SHARES
   Class C Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class C Shares of the Fund before the first anniversary, you will have to pay a 1% contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS B AND CLASS C SHARES

   The CDSC will be waived under certain circumstances, including the following:

    - Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.
    - Redemptions from accounts following the death or disability of the shareholder.

    - Investors who purchased through a participant directed defined benefit plan.

    - Returns of excess contributions to retirement plans.

    - Distributions of less than 12% of the annual account value under an Auto Withdrawal Plan.

    - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

    - Investors who purchased through the Cash Sweep Program and BB&T Treasury Services Division.

   DISTRIBUTION AND SERVICE (12b-1) FEES
   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

    - The 12b-1 and shareholder servicing fees vary by share class as follows:

      - Class A Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of a Fund.

      - Class B Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

      - Class C Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

    - The higher 12b-1 fee on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

    - The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   You can exchange your shares in
   one Fund for shares of the same
   class of another BB&T Fund,
   usually without paying
   additional sales charges (see
   "Notes" below). You must meet
   the minimum investment
   requirements for the Fund into
   which you are exchanging.
   Exchanges from one Fund to
   another are taxable. Class A
   Shares, Class B Shares, and
   Class C Shares may also be
   exchanged for Trust Shares of
   the same Fund if you become
   eligible to purchase Trust
   Shares. Additionally, Trust
   Shares may also be exchanged for
   Class A Shares of the same Fund
   if you cease to be eligible to
   purchase Trust Shares. Trust
   Shares may not be exchanged for
   Class B Shares or Class C
   Shares, and Class A Shares may
   not be exchanged for Class B
   Shares or Class C Shares. Class
   C Shares may not be exchanged
   for Class B Shares. No
   transaction fees are currently
   charged for exchanges. However,
   the exchange of Trust Shares for
   Class A Shares will require
   payment of the sales charge
   unless the sales charge is
   waived.
                                      INSTRUCTIONS FOR EXCHANGING SHARES

                                      Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:

                                       - Your name and telephone number

                                       - The exact name on your account and
                                         account number

                                       - Taxpayer identification number (usually
                                         your Social Security number)

                                       - Dollar value or number of shares to be
                                         exchanged

                                       - The name of the Fund from which the
                                         exchange is to be made.

                                       - The name of the Fund into which the
                                         exchange is being made.

                                      See "Selling your Shares" for important
                                      information about telephone transactions.

                                      To prevent disruption in the management of the Funds, due to market timing strategies, the Trust reserves the right to reject any exchange it believes will increase transaction costs, or otherwise affect other shareholders. Specifically, exchange activity may be limited to four exchanges from a Fund during a calendar year.

   AUTO EXCHANGE PLAN -- CLASS B
   SHARES ONLY

   You can use the Funds' Auto
   Exchange Plan to purchase Class
   B Shares of the Funds at regular
   intervals through regular,
   automatic redemptions from your
   BB&T Fund account. To
   participate in the Automatic
   Exchange:

    - Complete the appropriate
      section of the Account
      Application.

    - Keep a minimum of $10,000 in
      your BB&T Funds account and
      $1,000 in the Fund whose
      shares you are buying.

   Shareholders investing in Class
   B Shares of the Money Market
   Funds, as opposed to
   Shareholders obtaining Class B
   Shares of the Money Market Funds
   upon exchange of Class B Shares
   of any of the other Funds, will
   be requested to participate in
   the Auto Exchange Plan and set
   the time and amount of their
   regular, automatic withdrawals
   in such a way that all of their
   Class B Shares will be withdrawn
   from the U.S. Treasury Money
   Market Fund or Prime Money
   Market Fund within 2 years of
   purchase.

   To change the Auto Exchange Plan
   instructions or to discontinue
   the feature, you must send a
   written request to BB&T Funds,
   P.O. Box 182533, Columbus, Ohio
   43218-2533.
                                      NOTES ON EXCHANGES

                                        - When exchanging from a Fund that has
                                          no sales charge or a lower sales
                                          charge to a Fund with a higher sales
                                          charge, you will pay the difference.

                                       - The registration and tax identification
                                         numbers of the two accounts must be
                                         identical.

                                       - The Exchange Privilege (including
                                         automatic exchanges) may be changed or
                                         eliminated at any time upon a 60-day
                                         notice to shareholders.

                                       - Be sure to read carefully the
                                         Prospectus of any Fund into which you
                                         wish to exchange shares.

   SHAREHOLDER INFORMATION




   DIVIDENDS, DISTRIBUTIONS AND TAXES
   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains, if any, will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).
   BB&T Funds will send you a statement each year showing the tax status of all your distributions.

   - For each Fund, the dividends that you receive are considered ordinary income for tax purposes.

   - Generally, the Funds' advisers do not consider taxes when deciding to buy or sell securities.

   - Distributions of dividends (or capital gains, if any) may be subject to state and local income taxes as well.

   - Foreign governments may withhold taxes on dividends and interest paid, while imposing taxes on other payments or gains, with respect to foreign securities.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

   SHAREHOLDER INFORMATION




   FINANCIAL HIGHLIGHTS
   The financial highlights table is intended to help you understand the funds' financial performance for the past 5 years or, if shorter, the period of the funds' operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.

   OTHER INFORMATION ABOUT THE FUNDS              PRIME MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                               OCTOBER 1,
                                                          FOR THE YEAR ENDED SEPTEMBER 30,       1997 TO
                                                         ----------------------------------   SEPTEMBER 30,
                                                            2001         2000        1999        1998(A)
                                                         ----------   ----------   --------   -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                  $   1.00     $   1.00     $ 1.00       $ 1.00
    -------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                   0.04         0.05       0.04         0.05
    -------------------------------------------------------------------------------------------------------
      Total from Investment Activities                        0.04         0.05       0.04         0.05
    -------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                  (0.04)       (0.05)     (0.04)       (0.05)
    -------------------------------------------------------------------------------------------------------
      Total Dividends                                        (0.04)       (0.05)     (0.04)       (0.05)
    -------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                        $   1.00     $   1.00     $ 1.00       $ 1.00
    -------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                              4.42%        5.35%      4.42%        4.93%(b)



    -------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                     $396,119     $277,219     $5,395       $3,262
      Ratio of expenses to average net assets                 1.01%        1.00%      0.80%        0.83%(c)
      Ratio of net investment income to average net
        assets                                                4.22%        5.68%      4.34%        4.83%(c)
      Ratio of expenses to average net assets*                1.24%        1.25%      1.39%        1.43%(c)
    -------------------------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS              PRIME MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                            SEPTEMBER 2,
                                                         FOR THE YEAR ENDED SEPTEMBER 30,      1998 TO
                                                         --------------------------------   SEPTEMBER 30,
                                                           2001        2000        1999        1998(A)
                                                         ---------   ---------   --------   -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                  $  1.00     $  1.00     $ 1.00        $1.00
    -----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.04        0.05       0.04           --(b)
    -----------------------------------------------------------------------------------------------------
      Total from Investment Activities                       0.04        0.05       0.04           --
    -----------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                 (0.04)      (0.05)     (0.04)          --
    -----------------------------------------------------------------------------------------------------
      Total Dividends                                       (0.04)      (0.05)     (0.04)          --
    -----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                        $  1.00     $  1.00     $ 1.00        $1.00
    -----------------------------------------------------------------------------------------------------
    TOTAL RETURN                                             3.80%       4.65%      3.64%        0.32%(c)
    -----------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                     $84,446     $41,644     $9,391        $ 300
      Ratio of expenses to average net assets                1.61%       1.63%      1.56%        1.64%(d)
      Ratio of net investment income to average net
        assets                                               3.58%       4.76%      3.58%        3.98%(d)
      Ratio of expenses to average net assets*               1.74%       1.80%      1.89%        1.99%(d)
    -----------------------------------------------------------------------------------------------------

     * During the period, certain fees were voluntarily reduced or reimbursed. If such fee reductions or reimbursements had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Distribution per share was less than $0.005.

   (c) Not annualized.

   (d) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS              PRIME MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                                               OCTOBER 1,
                                                          FOR THE YEAR ENDED SEPTEMBER 30,       1997 TO
                                                         ----------------------------------   SEPTEMBER 30,
                                                            2001        2000        1999         1998(A)
                                                         ----------   ---------   ---------   -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                  $   1.00     $  1.00     $  1.00       $  1.00
    ---------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                   0.05        0.06        0.05          0.05
    ---------------------------------------------------------------------------------------
      Total from Investment Activities                        0.05        0.06        0.05          0.05
    ---------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                  (0.05)      (0.06)      (0.05)        (0.05)
    ---------------------------------------------------------------------------------------
      Total Dividends                                        (0.05)      (0.06)      (0.05)        (0.05)
    ---------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                        $   1.00     $  1.00     $  1.00       $  1.00
    ---------------------------------------------------------------------------------------
    TOTAL RETURN                                              4.84%       5.70%       4.69%         5.23%(b)
    ---------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                     $265,472     $78,331     $56,492       $37,769
      Ratio of expenses to average net assets                 0.61%       0.63%       0.54%         0.55%(c)
      Ratio of net investment income to average net
        assets                                                4.34%       5.62%       4.57%         5.11%(c)
      Ratio of expenses to average net assets*                0.75%       0.80%       0.88%         0.91%(c)

    * During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

   (a)  Period from commencement of operations.

   (b) Not annualized.

   (c)  Annualized.

   OTHER INFORMATION ABOUT THE FUNDS      U.S. TREASURY MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                 FOR THE YEAR ENDED SEPTEMBER 30,
                                                         -------------------------------------------------
                                                           2001       2000      1999      1998      1997
                                                         --------   --------   -------   -------   -------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $   1.00   $   1.00   $  1.00   $  1.00   $  1.00
    ------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.04       0.05      0.04      0.05      0.04
    ------------------------------------------------------------------------------------------------------
      Total from Investment Activities                       0.04       0.05      0.04      0.05      0.04
    ------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                 (0.04)     (0.05)    (0.04)    (0.05)    (0.04)
    ------------------------------------------------------------------------------------------------------
      Total Dividends                                       (0.04)     (0.05)    (0.04)    (0.05)    (0.04)
    ------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $   1.00   $   1.00   $  1.00   $  1.00   $  1.00
    ------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                             4.20%      4.98%     4.08%     4.75%     4.50%
    ------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $208,914   $170,380   $42,241   $41,478   $32,541
      Ratio of expenses to average net assets                1.03%      1.00%     0.84%     0.86%     0.95%
      Ratio of net investment income to average net
        assets                                               4.08%      5.11%     4.00%     4.65%     4.41%
      Ratio of expenses to average net assets*               1.23%      1.23%     1.23%     1.26%     1.25%
    ------------------------------------------------------------------------------------------------------

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   OTHER INFORMATION ABOUT THE FUNDS      U.S. TREASURY MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                               FOR THE YEAR ENDED SEPTEMBER 30,
                                                         --------------------------------------------
                                                          2001      2000      1999     1998     1997
                                                         -------   -------   ------   ------   ------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  1.00   $  1.00   $ 1.00   $ 1.00   $ 1.00
    -------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.04      0.04     0.03     0.04     0.04
    -------------------------------------------------------------------------------------------------
      Total from Investment Activities                      0.04      0.04     0.03     0.04     0.04
    -------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                (0.04)    (0.04)   (0.03)   (0.04)   (0.04)
    -------------------------------------------------------------------------------------------------
      Total Dividends                                      (0.04)    (0.04)   (0.03)   (0.04)   (0.04)
    -------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  1.00   $  1.00   $ 1.00   $ 1.00   $ 1.00
    -------------------------------------------------------------------------------------------------
    TOTAL RETURN                                            3.56%     4.28%    3.31%    3.97%    3.67%
    -------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $18,449   $10,425   $2,264   $1,255   $1,502
      Ratio of expenses to average net assets               1.63%     1.63%    1.59%    1.61%    1.75%
      Ratio of net investment income to average net
        assets                                              3.36%     4.43%    3.25%    3.90%    3.61%
      Ratio of expenses to average net assets*              1.73%     1.73%    1.73%    1.76%      **

 * During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

** There were no voluntary fee reductions during this period.

   OTHER INFORMATION ABOUT THE FUNDS      U.S. TREASURY MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS
   CONTINUED

                                                                   FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------
                                                           2001       2000       1999       1998       1997
                                                         --------   --------   --------   --------   --------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.05       0.05       0.04       0.05       0.05
    -------------------------------------------------------------------------------------------------------------
      Total from Investment Activities                       0.05       0.05       0.04       0.05       0.05
    -------------------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                 (0.05)     (0.05)     (0.04)     (0.05)     (0.05)
    -------------------------------------------------------------------------------------------------------------
      Total Dividends                                       (0.05)     (0.05)     (0.04)     (0.05)     (0.05)
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
    -------------------------------------------------------------------------------------------------------------
    TOTAL RETURN                                             4.59%      5.33%      4.34%      5.01%      4.71%
    -------------------------------------------------------------------------------------------------------------
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $494,773   $395,617   $282,585   $235,796   $266,840
      Ratio of expenses to average net assets                0.63%      0.63%      0.59%      0.61%      0.75%
      Ratio of net investment income to average net
        assets                                               4.46%      5.24%      4.26%      4.90%      4.61%
      Ratio of expenses to average net assets*               0.73%      0.73%      0.73%      0.76%      0.75%

   * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of Reports and the SAI, prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                                   BB&T Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                           Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

   - Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6719.